Changes in Accounting Policies and Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Accounting Policies And Disclosures [Abstract]
Changes in Accounting Policies And Disclosures
3	Changes in Accounting Policies And Disclosures

New and amended standards and interpretations

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended 31 December 2021. The Group has adopted the following new and amended IFRS’s in these interim condensed consolidated financial statements.

Annual Improvements to IFRS Standards 2018 – 2020 – Amendments to IFRS 1, IFRS 9, illustrative examples accompanying IFRS 16 and IAS 41.

Classification of Liabilities as Current or Non-current-Amendments to IAS 1

Property, Plant and Equipment - Proceeds before intended use - Amendments to IAS 16 Reference to Conceptual Framework - Amendments to IFRS 3

Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

3	Changes in Accounting Policies And Disclosures

New and Amended Standards and Interpretations.

The Group has adopted the following new and amended IFRS’s in these consolidated financial statements.

●	Annual Improvements to IFRS Standards 2018 – 2020 – Amendments to IFRS 1, IFRS 9, illustrative examples accompanying IFRS 16 and IAS 41.

●	Property, Plant and Equipment - Proceeds before intended use - Amendments to IAS 16

●	Reference to Conceptual Framework - Amendments to IFRS 3

●	Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

New Standards and Interpretations Not Yet Effective

The Group intends to adopt the following standards, if applicable, when they become effective.

●	IFRS 17 - Insurance contracts is effective for reporting periods beginning on or after 1 January 2023;

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current, the amendments are effective for annual reporting periods beginning on or after 1 January 2024;

●	Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policies, the amendments are effective for annual reporting periods beginning on or after 1 January 2023;

●	Amendments to IAS 8: Definition of accounting estimates is effective for reporting periods beginning on or after 1 January 2023;

●	Amendments to IAS 12: Deferred tax related to assets and liabilities arising from single transaction, the amendments are effective for annual reporting periods beginning on or after 1 January 2023;

●	Amendments to IFRS 4: Insurance Contracts – Extension of temporary exemption from applying, the amendments are effective for annual reporting periods beginning on or after 1 January 2023;

The Group does not expect these new standards and amendments to have any significant impact on the consolidated financial statements, when implemented in future periods.

3	Changes in Accounting Policies And Disclosures

New and amended standards and interpretations.

The accounting policies applied in the preparation of the consolidated financial statements are consistent with those of the previous year, except for the adoption of amendments to the existing standards and interpretations effective as of 1 January 2021 and early adoption of amendments to IAS 16 – Property, Plant and Equipment, as described below.

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 16: Covid-19-Related Rent Concessions beyond 30 June 2021;

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform - Phase II.

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued the amendments to IAS 16 - Property, Plant and Equipment — Proceeds before Intended Use that are effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

The amendment prohibits an entity from deducting from the cost of an item of property, plant and equipment any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

New Standards and Interpretations Not Yet Effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s consolidated financial statements are disclosed below.

●	IFRS 17 Insurance contracts, IFRS 17 is effective for reporting periods beginning on or after 1 January 2023;

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current, the amendments are effective for annual reporting periods beginning on or after 1 January 2023;

●	Reference to the Conceptual Framework – Amendments to IFRS 3, the amendments are effective for annual reporting periods beginning on or after 1 January 2022;

●	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37, the amendments are effective for annual reporting periods beginning on or after 1 January 2022;

3	Changes In Accounting Policies And Disclosures New Standards and Interpretations Not Yet Effective

●	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter, the amendment is effective for annual reporting periods beginning on or after 1 January 2022;

●	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities, the amendment is effective for annual reporting periods beginning on or after 1 January 2022; and

●	IAS 41 Agriculture – Taxation in fair value measurements, the amendment is effective for annual reporting periods beginning on or after 1 January 2022

●	Amendments to IAS 8 - Definition of Accounting Estimates, the amendment is effective for annual reporting periods beginning on or after 1 January 2023.

●	Amendments to IAS 1 and IFRS Practice Statement 2- Disclosure of Accounting Policies, the amendment is effective for annual reporting periods beginning on or after 1 January 2023.

The Group does not expect these new standards and amendments to have any significant impact on the consolidated financial statements, when implemented in future periods.

3	Changes In Accounting Policies And Disclosures

New and amended standards and interpretations.

New and amended standards and interpretations adopted by the Group.

The Group applied certain standards, interpretations and amendments for the first time, which are effective for annual periods beginning on or after 1 January 2020.

●	Amendments to IFRS 3: Definition of a Business;

●	Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform;

●	Amendments to IAS 1 and IAS 8 Definition of Material;

●	Amendments to IFRS 16 Covid-19 Related Rent Concessions.

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

3	Changes in Accounting Policies and Disclosures

New	and amended standards and interpretations.

The Group applied certain standards, interpretations and amendments for the first time, which are effective for annual periods beginning on or after 1 January 2019. Except for IFRS 16, which was early adopted during the year ended 31 December 2016, the Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

a)	Amendments to IFRS 9 Prepayment Features with Negative Compensation;

b)	IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

c)	Amendments to IAS 19 Plan Amendment, Curtailment or Settlement; and

d)	Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures.

Annual Improvements 2015-2017 Cycle

a)	IFRS 3 Business Combinations;

b)	IFRS 11 Joint Arrangements;

c)	IAS 12 Income Taxes; and

d)	IAS 23 Borrowing Costs

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group except the amendments in IAS 23. These amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete. The entity applies the amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019. The implementation of the amendments resulted in USD 1,546,108 capitalisation of borrowing cost to Property, plant and equipment.